Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings (loss)		$ 10,937	$ 7,664	$ (435)
Non-cash items
Depletion, depreciation and amortization		7,353	5,724	6,046
Share-based compensation		804	514	(82)
Asset retirement obligation accretion		281	185	205
Unrealized risk management (gain) loss		(28)	19	(39)
Unrealized foreign exchange loss (gain)		852	(205)	(116)
Gain on acquisitions		0	(478)	(217)
(Gain) loss from investments		(182)	(132)	185
Deferred income tax (recovery) expense		(139)	399	(181)
Realized foreign exchange (gain) loss	[1]	(62)	118	(166)
Proceeds on settlement of cross currency swap		89	0	0
Other		(144)	13	(71)
Abandonment expenditures		(449)	(307)	(249)
Net change in non-cash working capital		79	964	(166)
Cash flows from operating activities		19,391	14,478	4,714
Financing activities
(Repayment) issue of bank credit facilities and commercial paper, net		(1,156)	(6,151)	338
Repayment of medium-term notes		(1,498)	0	(1,100)
(Repayment) issue of US dollar debt securities		(1,356)	(628)	1,481
Settlement of long-term debt acquired		0	(183)	(397)
Proceeds on settlement of cross currency swap		69	0	166
Payment of lease liabilities		(232)	(209)	(225)
Issue of common shares on exercise of stock options		442	707	108
Dividends on common shares		(4,926)	(2,170)	(1,950)
Purchase of common shares under Normal Course Issuer Bid		(5,571)	(1,581)	(271)
Cash flows used in financing activities		(14,228)	(10,215)	(1,850)
Investing activities
Net expenditures on exploration and evaluation assets		(33)	(1)	(5)
Net expenditures on property, plant and equipment		(5,103)	(4,492)	(2,555)
Proceeds from investment		0	128	0
Repayment of North West Redwater Partnership subordinated debt advances		0	555	124
Net change in non-cash working capital		149	107	(383)
Cash flows used in investing activities		(4,987)	(3,703)	(2,819)
Increase in cash and cash equivalents		176	560	45
Cash and cash equivalents – beginning of year		744	184	139
Cash and cash equivalents – end of year		920	744	184
Interest paid on long-term debt, net		613	672	745
Income taxes paid (received)		$ 3,057	$ (62)	$ (29)

[1]	Consists of the realized foreign exchange gain on settlement of cross currency swaps in 2022 and 2020, and the realized foreign exchange loss on repayment of US dollar debt securities in 2022 and 2021.